BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Other current financial liabilities	$ 530,054	$ 537,596
Trade and other current payables	673,057	659,618
Accounts payable to related companies	8,880	10,229
Other current provisions	1,259	413
Current tax liabilities	2,242	153,642
Current provisions for employee benefits	5,965	5,656
Other current non-financial liabilities	40,065	212,610
Total Current Liabilities	1,261,522	1,579,764
Other non-current financial liabilities	5,654,011	4,044,279
Other non-current payables	2,230	2,230
Other non-current provisions	31,765	33,884
Deferred tax liabilities	1,360,187	1,417,658	$ 1,485,364
Non-current provisions for employee benefits	69,464	64,895
Other non-current non-financial liabilities	111,436	112,067
Total Non-Current Liabilities	7,229,093	5,675,013
Total Liabilities	8,490,615	7,254,777	$ 6,877,707
US dollars [Member]
Statement [Line Items]
Other current financial liabilities	222,810	445,076
Trade and other current payables	155,524	184,989
Accounts payable to related companies	454	1,777
Other current provisions	444	413
Current tax liabilities	1,784	88
Current provisions for employee benefits	0	0
Other current non-financial liabilities	7,353	188,346
Total Current Liabilities	388,369	820,689
Other non-current financial liabilities	4,321,721	2,614,348
Other non-current payables	2,230	2,230
Other non-current provisions	12	9
Deferred tax liabilities	1,271,282	1,327,291
Non-current provisions for employee benefits	836	0
Other non-current non-financial liabilities	24	19
Total Non-Current Liabilities	5,596,105	3,943,897
Total Liabilities	5,984,474	4,764,586
Euro [Member]
Statement [Line Items]
Other current financial liabilities	93	0
Trade and other current payables	20,414	7,450
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	7
Current provisions for employee benefits	0	0
Other current non-financial liabilities	59	49
Total Current Liabilities	20,566	7,506
Other non-current financial liabilities	116,218	0
Other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	116,218	0
Total Liabilities	136,784	7,506
Brazilian Real [Member]
Statement [Line Items]
Other current financial liabilities	10,499	6,828
Trade and other current payables	70,259	64,873
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	51
Other current non-financial liabilities	20,022	12,340
Total Current Liabilities	100,780	84,092
Other non-current financial liabilities	24,090	7,827
Other non-current payables	0	0
Other non-current provisions	5,226	5,839
Deferred tax liabilities	84,420	90,367
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	111,380	111,841
Total Non-Current Liabilities	225,116	215,874
Total Liabilities	325,896	299,966
Argentine Pesos [Member]
Statement [Line Items]
Other current financial liabilities	0	0
Trade and other current payables	14,365	15,590
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	16,730
Current provisions for employee benefits	0	0
Other current non-financial liabilities	3,128	3,037
Total Current Liabilities	17,493	35,357
Other non-current financial liabilities	0	0
Other non-current payables	0	0
Other non-current provisions	26,527	28,035
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	19	29
Total Non-Current Liabilities	26,546	28,064
Total Liabilities	44,039	63,421
Mexican Pesos [Member]
Statement [Line Items]
Other current financial liabilities	2,361	0
Trade and other current payables	22,272	1,378
Accounts payable to related companies	0	0
Other current provisions	815	0
Current tax liabilities	246	102
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,711	2,761
Total Current Liabilities	28,405	4,240
Other non-current financial liabilities	7,664	0
Other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	4,485	0
Non-current provisions for employee benefits	285	159
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	12,434	159
Total Liabilities	40,839	4,399
Other Country Currencies [Member]
Statement [Line Items]
Other current financial liabilities	117	0
Trade and other current payables	10,322	8,272
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	2,335	1,343
Total Current Liabilities	12,774	9,615
Other non-current financial liabilities	160	0
Other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	160	0
Total Liabilities	12,934	9,615
Chilean Pesos [Member]
Statement [Line Items]
Other current financial liabilities	33,575	5,017
Trade and other current payables	348,155	348,886
Accounts payable to related companies	8,426	8,452
Other current provisions	0	0
Current tax liabilities	212	136,715
Current provisions for employee benefits	5,965	5,605
Other current non-financial liabilities	4,457	4,734
Total Current Liabilities	400,790	509,409
Other non-current financial liabilities	73,471	5,821
Other non-current payables	0	0
Other non-current provisions	0	1
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	68,343	64,736
Other non-current non-financial liabilities	13	178
Total Non-Current Liabilities	141,827	70,736
Total Liabilities	542,617	580,145
Unidad de Fomento [Member]
Statement [Line Items]
Other current financial liabilities	260,599	80,675
Trade and other current payables	31,746	28,180
Accounts payable to related companies	0	0
Other current provisions	0	0
Current tax liabilities	0	0
Current provisions for employee benefits	0	0
Other current non-financial liabilities	0	0
Total Current Liabilities	292,345	108,855
Other non-current financial liabilities	1,110,687	1,416,283
Other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Non-current provisions for employee benefits	0	0
Other non-current non-financial liabilities	0	0
Total Non-Current Liabilities	1,110,687	1,416,283
Total Liabilities	$ 1,403,032	$ 1,525,138